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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ------------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hudson Bay Capital Management LP
Address: 120 Broadway, 40th Floor
         New York, New York 10271

Form 13F File Number:  028-12909

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Winkler
Title: Chief Operating Officer
Phone: (212) 571-1244

Signature, Place, and Date of Signing:


    /s/ Charles Winkler            New York, NY                05/17/10
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        111
Form 13F Information Table Value Total:   $610,544
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                    FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ---------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
3COM CORP                    COM              885535104   20,810  2,706,150  SH       SOLE                 2,706,150
3COM CORP                    COM              885535954       64  1,950,000  SH  PUT  SOLE                 1,950,000
A POWER ENERGY GENERAT SYS L COM              G04136100   17,014  1,592,523  SH       SOLE                 1,216,609
A POWER ENERGY GENERAT SYS L COM              G04136900       31    225,400  SH  CALL SOLE                   225,400
AIRGAS INC                   COM              009363902       46    114,100  SH  CALL SOLE                   114,100
AIRVANA INC                  COM              00950V101    1,735    226,456  SH       SOLE                   226,456
AKAMAI TECHNOLOGIES INC      NOTE 1.000%12/1  00971TAE1   35,589 17,500,000  PRN      SOLE                17,500,000
ALCON INC                    COM SHS          H01301102    9,733     60,241  SH       SOLE                    60,241
ALCON INC                    COM              H01301902      876    135,000  SH  CALL SOLE                   135,000
ALCON INC                    COM              H01301952       44    118,000  SH  PUT  SOLE                   118,000
ALLIED CAP CORP NEW          COM              01903Q108    9,506  1,912,650  SH       SOLE                 1,912,650
ANNALY CAP MGMT INC          NOTE 4.000% 2/1  035710AA0   22,206 22,000,000  PRN      SOLE                22,000,000
ANTIGENICS INC DEL           COM              037032109       61     83,333  SH       SOLE                    83,333
ATLANTIC TELE NETWORK INC    COM NEW          049079205    2,742     61,026  SH       SOLE                    61,026
BAKER HUGHES INC             COM              057224107    1,564     33,397  SH       SOLE                    33,397
BAKER HUGHES INC             COM              057224957       41     21,200  SH  PUT  SOLE                    21,200
BELL MICROPRODUCTS INC       COM              078137106    2,094    300,000  SH       SOLE                   300,000
BERKSHIRE HATHAWAY INC DEL   CL A             084670108   32,399        266  SH       SOLE                       266
BJ SVCS CO                   COM              055482103      315     14,720  SH       SOLE                    14,720
BJ SVCS CO                   COM              055482953       23     28,400  SH  PUT  SOLE                    28,400
BPW ACQUISITION CORP         COM              055637102    9,575    769,100  SH       SOLE                   769,100
BPW ACQUISITION CORP         *W EXP 02/26/201 055637110      232    137,500  SH       SOLE                   137,500
BRINKS HOME SEC HLDGS INC    COM              109699108   12,883    302,778  SH       SOLE                   302,778
BRISTOW GROUP INC            NOTE 3.000% 6/1  110394AC7   12,543 14,121,000  PRN      SOLE                14,121,000

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
CAMERON INTERNATIONAL CORP   COM              13342B105      246      5,750  SH       SOLE                     5,750
CAMERON INTERNATIONAL CORP   COM              13342B955       13     16,100  SH  PUT  SOLE                    16,100
CAPITAL ONE FINL CORP        *W EXP 11/14/201 14040H139    1,176     74,670  SH       SOLE                    74,670
CARDIUM THERAPEUTICS INC     COM              141916106       92    208,509  SH       SOLE                   208,509
CELL THERAPEUTICS INC        COM NO PAR       150934503    5,926 10,960,557  SH       SOLE                10,960,557
CHINA ARMCO METALS INC       COM              16936C108      939    100,000  SH       SOLE                   100,000
CHINA TECH DEVELOPMENT GP CO SHS              G84384109      179     60,000  SH       SOLE                    60,000
CKE RESTAURANTS INC          COM              12561E105    5,139    464,200  SH       SOLE                   464,200
CMS ENERGY CORP              NOTE 2.875%12/0  125896AW0   39,962 32,996,000  PRN      SOLE                32,996,000
CNX GAS CORP                 COM              12618H309      533     14,000  SH       SOLE                    14,000
COCA COLA ENTERPRISES INC    COM              191219104   10,227    369,748  SH       SOLE                   369,748
CORRIENTE RES INC            COM NEW          22027E409   15,586  1,929,400  SH       SOLE                 1,929,400
CURRENCYSHARES EURO TR       EURO SHS         23130C108    1,490     11,060  SH       SOLE                    11,060
CURRENCYSHARES EURO TR       COM              23130C958       44     23,200  SH  PUT  SOLE                    23,200
CYTORI THERAPEUTICS INC      *W EXP 09/13/201 23283K113      483    173,605  SH       SOLE                   173,605
DEAN FOODS CO NEW            COM              242370904        2     30,000  SH  CALL SOLE                    30,000
DIAMOND OFFSHORE DRILLING IN COM              25271C102      202      2,280  SH       SOLE                     2,280
DIAMOND OFFSHORE DRILLING IN COM              25271C952        8     10,900  SH  PUT  SOLE                    10,900
DIEDRICH COFFEE INC          COM NEW          253675201    3,889    111,743  SH       SOLE                   111,743
ENSCO INTL PLC               COM              29358Q959       12     10,900  SH  PUT  SOLE                    10,900
FACET BIOTECH CORP           SHS              30303Q103    3,352    124,200  SH       SOLE                   124,200
FIRST NIAGARA FINL GP INC    COM              33582V108    2,139    150,409  SH       SOLE                   150,409
FORD MTR CO DEL              NOTE 4.250%11/1  345370CN8   14,968 10,000,000  PRN      SOLE                10,000,000
FORD MTR CO DEL              NOTE 4.250%12/1  345370CF5   12,103  8,090,000  PRN      SOLE                 8,090,000
GENVEC INC                   COM              37246C109      525    672,800  SH       SOLE                   672,800
HALLIBURTON CO               COM              406216101      606     20,103  SH       SOLE                    20,103
HALLIBURTON CO               COM              406216951       38     44,600  SH  PUT  SOLE                    44,600
HECLA MNG CO                 6.5% CONV PFD    422704304    2,429     41,100  SH       SOLE                    41,100
ICO INC NEW                  COM              449293109    4,251    526,125  SH       SOLE                   526,125
INFOGROUP INC                COM              45670G108    3,246    416,192  SH       SOLE                   416,192

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
INTERACTIVE DATA CORP        COM              45840J107    5,160    161,259  SH       SOLE                   161,259
INVITROGEN CORP              NOTE 2.000% 8/0  46185RAJ9   60,125 39,149,000  PRN      SOLE                39,149,000
ISTAR FINL INC               FRNT 10/0        45031UBF7   30,792 40,784,000  SH       SOLE                40,784,000
L & L ENERGY INC             COM              50162D100      944     78,000  SH       SOLE                    78,000
MCDERMOTT INTL INC           COM              580037109      808     30,000  SH       SOLE                    30,000
MILLIPORE CORP               COM              601073109   13,200    125,000  SH       SOLE                   125,000
MILLIPORE CORP               COM              601073959        3     35,000  SH  PUT  SOLE                    35,000
NABORS INDUSTRIES LTD        SHS              G6359F103      288     14,677  SH       SOLE                    14,677
NABORS INDUSTRIES LTD        COM              G6359F953       29     24,300  SH  PUT  SOLE                    24,300
NATIONAL OILWELL VARCO INC   COM              637071101      495     12,189  SH       SOLE                    12,189
NATIONAL OILWELL VARCO INC   COM              637071951       38     18,100  SH  PUT  SOLE                    18,100
NAVIOS MARITIME ACQUIS CORP  SHS              Y62159101      418     42,300  SH       SOLE                    42,300
NOBLE CORPORATION BAAR       NAMEN -AKT       H5833N103      367      8,764  SH       SOLE                     8,764
NOBLE CORPORATION BAAR       COM              H5833N953       18     22,200  SH  PUT  SOLE                    22,200
OCCULOGIX INC                COM NEW          67461T206    1,524    584,098  SH       SOLE                   584,098
OILSANDS QUEST INC           *W EXP 05/12/201 678046129       82    409,400  SH       SOLE                   409,400
OXIGENE INC                  COM              691828107    2,500  2,192,981  SH       SOLE                 2,192,981
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   24,858    558,735  SH       SOLE                   558,735
PETROLEO BRASILEIRO SA PETRO COM              71654V901       18    400,000  SH  CALL SOLE                   400,000
PETROLEO BRASILEIRO SA PETRO COM              71654V958   12,745  1,561,100  SH  PUT  SOLE                 1,561,100
PILGRIMS PRIDE CORP NEW      COM              72147K108    2,919    274,326  SH       SOLE                   274,326
POLYCOM INC                  COM              73172K954        8     10,000  SH  PUT  SOLE                    10,000
POWERSHARES QQQ TRUST        COM              73935A904       13    123,000  SH  CALL SOLE                   123,000
POWERSHARES QQQ TRUST        COM              73935A954        1     60,000  SH  PUT  SOLE                    60,000
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107    1,555     65,345  SH       SOLE                    65,345
PROLOGIS                     NOTE 1.875%11/1  743410AR3    1,885  2,000,000  PRN      SOLE                 2,000,000
PROLOGIS                     NOTE 2.250% 4/0  743410AQ5   12,176 12,490,000  PRN      SOLE                12,490,000
PROLOGIS                     NOTE 2.625% 5/1  743410AS1   21,769 23,039,000  PRN      SOLE                23,039,000
PSYCHIATRIC SOLUTIONS INC    COM              74439H908      233    300,000  SH  CALL SOLE                   300,000
QUANTUM FUEL SYS TECH WORLDW COM              74765E109      174    259,647  SH       SOLE                   259,647
RISKMETRICS GROUP INC        COM              767735103    6,177    273,189  SH       SOLE                   273,189

xt

SARA LEE CORP                COM              803111103    1,546    111,000  SH       SOLE                   111,000
SATCON TECHNOLOGY CORP       COM              803893106       76     31,200  SH       SOLE                    31,200
SCHLUMBERGER LTD             COM              806857108      492      7,759  SH       SOLE                     7,759
SCHLUMBERGER LTD             COM              806857958       26     22,200  SH  PUT  SOLE                    22,200
SINOHUB INC                  COM              82935L101       81     25,334  SH       SOLE                    25,334
SINOCOKING COAL & COKE CH IN COM              829357102    2,750    500,000  SH       SOLE                   500,000
SMITH INTL INC               COM              832110100    1,965     45,883  SH       SOLE                    45,883
SMITH INTL INC               COM              832110950       12     16,100  SH  PUT  SOLE                    16,100
SPDR S&P 500 ETF TR          UNIT SER 1 S&P   78462F103    6,230     53,250  SH       SOLE                    53,250
SPORT SUPPLY GROUP INC DEL   COM              84916A104    1,804    134,194  SH       SOLE                   134,194
SWITCH & DATA FACILITIES COM COM              871043105      641     36,082  SH       SOLE                    36,082
TALBOTS INC                  COM              874161102    3,891    300,253  SH       SOLE                   300,253
TERRA INDS INC               COM              880915103   19,906    435,000  SH       SOLE                   435,000
TRANSOCEAN LTD               REG SHS          H8817H100      326      3,774  SH       SOLE                     3,774
TRANSOCEAN LTD               COM              H8817H950       15     22,300  SH  PUT  SOLE                    22,300
UAL CORP                     NOTE 6.000%10/1  902549AJ3   25,298 10,500,000  PRN      SOLE                10,500,000
U S GEOTHERMAL INC           COM              90338S102      206    238,095  SH       SOLE                   238,095
UNITED STATES NATL GAS FUND  UNIT             912318102      760    109,963  SH       SOLE                   109,963
VALEANT PHARMACEUTICALS INTL COM              91911X104    2,575     60,000  SH       SOLE                    60,000
VERIZON COMMUNICATIONS INC   COM              92343V104    1,504     48,500  SH       SOLE                    48,500
VERIZON COMMUNICATIONS INC   COM              92343V954      539     50,000  SH  PUT  SOLE                    50,000
VIRNETX HOLDING CORP         COM              92823T108      721    150,178  SH       SOLE                   150,178
WEATHERFORD INTERNATIONAL LT REG              H27013103      346     21,797  SH       SOLE                    21,797
WEATHERFORD INTERNATIONAL LT COM              H27013953       30     36,400  SH  PUT  SOLE                    36,400
XTO ENERGY INC               COM              98385X106   15,551    329,602  SH       SOLE                   329,602
ZENITH NATL INS CORP         COM              989390909        6     57,400  SH  CALL SOLE                    57,400